Stockholders' equity and dividend payments (Tables)	9 Months Ended
Sep. 30, 2026
Stockholders' equity and dividend payments [Abstract]
Stockholders Equity
Common stock
Issued at September 30, 2026	161,235,573
Number of shares authorized for issue at September 30, 2026	250,000,000
Par value	$0.01

Dividend Payment
Dividend payments made year-to date as of September 30, 2026:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 24, 2026	$196,707	$1.22
May 28, 2026	$103,067	$0.64
February 26, 2026	$66,027	$0.41
Total payments made year-to-date as of September 30, 2026	$365,801	$2.27

Dividend payment made during 2025:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 19, 2025	$28,944	$0.18
August 25, 2025	$38,592	$0.24
May 28, 2025	$24,091	$0.15
February 25, 2025	$27,286	$0.17
Total payments made during 2025	$118,913	$0.74